Allowance for Probable Loan Losses (Changes by Loan Class) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for probable loan losses
Balance at the beginning of the period				$ 64,828				$ 70,161	$ 64,828	$ 70,161	$ 58,193
Losses charged to allowance									(27,125)	(23,465)	(14,455)
Recoveries credited to allowance									4,880	3,709	3,455
Net (losses) recoveries charged to allowance									(22,245)	(19,756)	(11,000)
Provision (credit) charged to operations	$ 5,429	$ 8,832	$ 7,767	2,377	$ 5,884	$ 2,816	$ 3,645	2,078	24,405	14,423	22,968
Balance at the end of the period	66,988				64,828				66,988	64,828	70,161
Commercial
Allowance for probable loan losses
Balance at the beginning of the period				22,352				22,433	22,352	22,433	11,632
Losses charged to allowance									(24,802)	(19,110)	(11,737)
Recoveries credited to allowance									3,135	2,979	2,690
Net (losses) recoveries charged to allowance									(21,667)	(16,131)	(9,047)
Provision (credit) charged to operations									20,746	16,050	19,848
Balance at the end of the period	21,431				22,352				21,431	22,352	22,433
Commercial Real Estate: Other Construction and Land Development
Allowance for probable loan losses
Balance at the beginning of the period				12,955				12,541	12,955	12,541	12,720
Losses charged to allowance									(695)	(680)	(278)
Recoveries credited to allowance									141	72	87
Net (losses) recoveries charged to allowance									(554)	(608)	(191)
Provision (credit) charged to operations									1,519	1,022	12
Balance at the end of the period	13,920				12,955				13,920	12,955	12,541
Commercial real estate: farmland and commercial
Allowance for probable loan losses
Balance at the beginning of the period				18,683				24,467	18,683	24,467	21,880
Losses charged to allowance									(492)	(1,893)	(600)
Recoveries credited to allowance									963	107	152
Net (losses) recoveries charged to allowance									471	(1,786)	(448)
Provision (credit) charged to operations									615	(3,998)	3,035
Balance at the end of the period	19,769				18,683				19,769	18,683	24,467
Commercial real estate: multifamily
Allowance for probable loan losses
Balance at the beginning of the period				846				776	846	776	694
Losses charged to allowance											(5)
Net (losses) recoveries charged to allowance											(5)
Provision (credit) charged to operations									402	70	87
Balance at the end of the period	1,248				846				1,248	846	776
Residential: first lien
Allowance for probable loan losses
Balance at the beginning of the period				3,589				3,812	3,589	3,812	4,390
Losses charged to allowance									(157)	(351)	(632)
Recoveries credited to allowance									30	49	61
Net (losses) recoveries charged to allowance									(127)	(302)	(571)
Provision (credit) charged to operations									47	79	(7)
Balance at the end of the period	3,509				3,589				3,509	3,589	3,812
Residential: junior lien
Allowance for probable loan losses
Balance at the beginning of the period				4,683				4,249	4,683	4,249	4,448
Losses charged to allowance									(275)	(661)	(620)
Recoveries credited to allowance									431	242	298
Net (losses) recoveries charged to allowance									156	(419)	(322)
Provision (credit) charged to operations									482	853	123
Balance at the end of the period	5,321				4,683				5,321	4,683	4,249
Consumer
Allowance for probable loan losses
Balance at the beginning of the period				660				750	660	750	1,289
Losses charged to allowance									(704)	(719)	(561)
Recoveries credited to allowance									170	210	162
Net (losses) recoveries charged to allowance									(534)	(509)	(399)
Provision (credit) charged to operations									512	419	(140)
Balance at the end of the period	638				660				638	660	750
Foreign
Allowance for probable loan losses
Balance at the beginning of the period				$ 1,060				$ 1,133	1,060	1,133	1,140
Losses charged to allowance										(51)	(22)
Recoveries credited to allowance									10	50	5
Net (losses) recoveries charged to allowance									10	(1)	(17)
Provision (credit) charged to operations									82	(72)	10
Balance at the end of the period	$ 1,152				$ 1,060				$ 1,152	$ 1,060	$ 1,133